Trust for Advised Portfolios
Supplement dated August 28, 2020
to the Prospectus dated April 30, 2020
for the
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Effective September 1, 2020, Robert Huesman and Alison Bevilacqua will serve as portfolio managers to the 1919 Socially Responsive Balanced Fund (the “Fund” or the “Socially Responsive Fund”). Ronald T. Bates and Aimee M. Eudy will continue as portfolio managers to the Socially Responsive Fund.
The “Portfolio Managers” section on Page 14 of the Socially Responsive Fund Prospectus is updated to read as follows:
Mr. Bates, Managing Director of the Adviser, has been a portfolio manager of the Predecessor Fund since December 2006 and of the Socially Responsive Fund since inception.
Ms. Eudy, Principal of the Adviser, has been a portfolio manager of the Predecessor Fund since May 2012, and of the Socially Responsive Fund since inception.
Mr. Huesman, Portfolio Manager of the Adviser, has been a portfolio manager of the Socially Responsive Fund since September 1, 2020.
Ms. Bevilacqua, Portfolio Manager and Principal of the Adviser, has been a portfolio manager of the Socially Responsive Fund since September 1, 2020.
The “Portfolio Managers” section on Page 34 of the Socially Responsive Fund Prospectus is revised to include the following:
Mr. Huesman, a portfolio manager at 1919ic, joined a predecessor of 1919ic in 2007. He supports the Socially Responsive investment strategies and is a social research analyst conducting research on corporate responsibility.
Ms. Bevilacqua, a portfolio manager and principal at 1919ic, joined a predecessor of 1919ic in 1996. She specializes in corporate responsibility and ESG research.
Effective September 1, 2020, Lauren K. Krieger, CFA will serve as a portfolio manager to the 1919 Maryland Tax‑Free Income Fund (the “Fund” or the “Maryland Fund”). R. Scott Pierce will continue as portfolio manager to the Maryland Fund.
The “Portfolio Managers” section on Page 21 of the Maryland Fund Prospectus is revised to include the following:
Ms. Krieger, CFA, a Vice President and Portfolio Manager of the Adviser, has been a portfolio manager of the Maryland fund since September 1, 2020.
The “Portfolio Managers” section on Page 35 of the Maryland Fund Prospectus is revised to include the following:
Ms. Krieger, CFA, is a portfolio manager of the Maryland Fund. Ms. Krieger joined 1919ic in 2012. Ms. Krieger supports both municipal and corporate fixed income strategies.

Please retain this supplement with your Prospectus for future reference.
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Trust for Advised Portfolios
Supplement dated August 28, 2020
to the Statement of Additional Information dated April 30, 2020 for the
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

The Board of Trustees (“Board”) of Trust for Advised Portfolios (“Trust”) is pleased to announce that effective June 26, 2020, Brian S. Ferrie and Wan-Chong Kung were elected to serve as Trustees of the Trust and have joined the Board as Independent Trustees. An Independent Trustee is a Trustee of the Trust who is not an “interested person” of the Trust as defined in the Investment Company Act of 1940.
As a result of the additions to the Board, the table providing information about the Trustees in the Statement of Additional Information is replaced in its entirety with the following:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John C. Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 to present); Founder and Managing Partner of Bent Gate Advisors, LLC (2009 to 2012).	4	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 to 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 to 2014).	4	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	4	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020).	4	None

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019).	4	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee Since 2018; Chairman Since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	4	None
(1) Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.
(2) The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies to the Financial Services Fund, the Socially Responsive Fund, the Maryland Fund and the 1919 Variable Socially Responsive Balanced Fund (the “1919 Funds”). The 1919 Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services nor do they share the same investment advisor with any other series.
(3) “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.
(4) The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(5) Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that, until March 31, 2020, he was an interested person of Quasar Distributors, LLC, the Funds’ distributor.
The following is added to Information about Each Trustee’s Qualification, Experience, Attributes or Skills:
Brian S. Ferrie’s experience in finance and compliance in the mutual fund industry gives him a strong understanding of the regulatory requirements of operating a mutual fund. He also understands the complex nature of the financial requirements, both from a regulatory and operational perspective, of managing a mutual fund. Mr. Ferrie’s background and experience provide a unique perspective to the Board.
Wan-Chong Kung’s experience managing fixed income mutual funds, with specific experience in commodities provides a diverse point-of-view for the Board. Ms. Kung also has unique experience in education as she advises student-managed bond and equity funds.
The following is updated to Information about Each Trustee’s Qualification, Experience, Attributes or Skills:
Each of Messrs. Chrystal, DiUlio, Resis, Kashmerick, Ferrie, and Ms. Kung takes a conservative and thoughtful approach to addressing issues facing the Fund. The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Chrystal, DiUlio, Resis, Kashmerick, Ferrie, and Ms. Kung should serve as a trustee.
The information under Trust Committees is updated to note that the Audit Committee is comprised entirely of the Independent Trustees and is chaired by Mr. Chrystal.

The “Portfolio Managers” section beginning on Page 74 of the Statement of Additional Information (“SAI”) is revised to include the following:

Other Accounts Managed by the Portfolio Managers
The table below identifies the portfolio managers, the number of accounts (other than the Socially Responsive Fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance as of June 30, 2020.

	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Robert Huesman	Registered investment companies	NA	NA	NA	NA
	Other pooled investment vehicles	NA	NA	NA	NA
	Other accounts	146	$123,330,340	NA	NA

	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Alison Bevilacqua	Registered investment companies	NA	NA	NA	NA
	Other pooled investment vehicles	NA	NA	NA	NA
	Other accounts	NA	NA	NA	NA

Portfolio Manager Securities Ownership
The table below identifies ownership of the equity securities of the Socially Responsive Fund by the portfolio managers responsible for the day-to-day management of the Socially Responsive Fund as of June 30, 2020.

Portfolio Manager	Dollar Range of Ownership of Securities
Robert Huesman	$10,001 - $50,000
Alison Bevilacqua	None
Other Accounts Managed by the Portfolio Managers
The table below identifies the portfolio managers, the number of accounts (other than the Maryland Fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance as of June 30, 2020.

	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Lauren K. Krieger, CFA	Registered investment companies	NA	NA	NA	NA
	Other pooled investment vehicles	NA	NA	NA	NA
	Other accounts	111	$89,772,044	NA	NA
Portfolio Manager Securities Ownership
The table below identifies ownership of the equity securities of the Maryland Fund by the portfolio managers responsible for the day-to-day management of the Socially Responsive Fund as of June 30, 2020.

Portfolio Manager	Dollar Range of Ownership of Securities
Lauren K. Krieger, CFA	None

Please retain this supplement with your Statement of Additional Information for future reference.

Trust for Advised Portfolios
Supplement dated August 28, 2020
to the Prospectus dated April 30, 2020
for the
1919 Variable Socially Responsive Balanced Fund

Effective September 1, 2020, Robert Huesman and Alison Bevilacqua will serve as portfolio managers to the 1919 Variable Socially Responsive Balanced Fund (the “Fund” or the “Socially Responsive Fund”). Ronald T. Bates and Aimee M. Eudy will continue as portfolio managers to the Socially Responsive Fund.
The “Portfolio Managers” section on Page 6 of the Socially Responsive Fund Prospectus is hereby replaced with the following:
Mr. Bates, Managing Director of the Adviser, has been a portfolio manager of the Predecessor Fund since December 2006 and of the Socially Responsive Fund since inception.
Ms. Eudy, Principal of the Adviser, has been a portfolio manager of the Predecessor Fund since May 2012, and of the Socially Responsive Fund since inception.
Mr. Huesman, Portfolio Manager of the Adviser, has been a portfolio manager of the Socially Responsive Fund since September 1, 2020.
Ms. Bevilacqua, Portfolio Manager and Principal of the Adviser, has been a portfolio manager of the Socially Responsive Fund since September 1, 2020.
The “Portfolio Managers” section on Page 13 of the Socially Responsive Fund Prospectus is revised to add the following:
Mr. Huesman, a portfolio manager at 1919ic, joined a predecessor of 1919ic in 2007. He supports the Socially Responsive investment strategies and is a social research analyst conducting research on corporate responsibility.
Ms. Bevilacqua, a portfolio manager and principal at 1919ic, joined a predecessor of 1919ic in 1996. She specializes in corporate responsibility and ESG research.

Please retain this supplement with your Prospectus for future reference.

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Trust for Advised Portfolios
Supplement dated August 28, 2020
to the Statement of Additional Information dated April 30, 2020 for the
1919 Variable Socially Responsive Balanced Fund

The Board of Trustees (“Board”) of Trust for Advised Portfolios (“Trust”) is pleased to announce that effective June 26, 2020, Brian S. Ferrie and Wan-Chong Kung were elected to serve as Trustees of the Trust and have joined the Board as Independent Trustees. An Independent Trustee is a Trustee of the Trust who is not an “interested person” of the Trust as defined in the Investment Company Act of 1940.
As a result of the additions to the Board, the table providing information about the Trustees in the Statement of Additional Information is replaced in its entirety with the following:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John C. Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 to present); Founder and Managing Partner of Bent Gate Advisors, LLC (2009 to 2012).	4	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 to 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 to 2014).	4	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	4	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020).	4	None
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Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019).	4	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee Since 2018; Chairman Since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	4	None
(1) Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.
(2) The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies to the Financial Services Fund, the Socially Responsive Fund, the Maryland Fund and the 1919 Variable Socially Responsive Balanced Fund (the “1919 Funds”). The 1919 Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services nor do they share the same investment advisor with any other series.
(3) “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.
(4) The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(5) Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that, until March 31, 2020, he was an interested person of Quasar Distributors, LLC, the Funds’ distributor.
The following is added to Information about Each Trustee’s Qualification, Experience, Attributes or Skills:
Brian S. Ferrie’s experience in finance and compliance in the mutual fund industry gives him a strong understanding of the regulatory requirements of operating a mutual fund. He also understands the complex nature of the financial requirements, both from a regulatory and operational perspective, of managing a mutual fund. Mr. Ferrie’s background and experience provide a unique perspective to the Board.
Wan-Chong Kung’s experience managing fixed income mutual funds, with specific experience in commodities provides a diverse point-of-view for the Board. Ms. Kung also has unique experience in education as she advises student-managed bond and equity funds.

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The following is updated to Information about Each Trustee’s Qualification, Experience, Attributes or Skills:
Each of Messrs. Chrystal, DiUlio, Resis, Kashmerick, Ferrie, and Ms. Kung takes a conservative and thoughtful approach to addressing issues facing the Fund. The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Chrystal, DiUlio, Resis, Kashmerick, Ferrie, and Ms. Kung should serve as a trustee.
The information under Trust Committees is updated to note that the Audit Committee is comprised entirely of the Independent Trustees and is chaired by Mr. Chrystal.
The “Portfolio Managers” section on Page 35 of the Statement of Additional Information (“SAI”) is revised to include the following:
Other Accounts Managed by the Portfolio Managers
The table below identifies the portfolio managers, the number of accounts (other than the Variable Socially Responsive Fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance as of June 30, 2020.

	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Robert Huesman	Registered investment companies	NA	NA	NA	NA
	Other pooled investment vehicles	NA	NA	NA	NA
	Other accounts	146	$123,330,340	NA	NA

	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Alison Bevilacqua	Registered investment companies	NA	NA	NA	NA
	Other pooled investment vehicles	NA	NA	NA	NA
	Other accounts	NA	NA	NA	NA
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Portfolio Manager Securities Ownership
The table below identifies ownership of the equity securities of the Variable Socially Responsive Fund by the portfolio managers responsible for the day-to-day management of the Variable Socially Responsive Fund as of June 30, 2020.

Portfolio Manager	Dollar Range of Ownership of Securities
Robert Huesman	None
Alison Bevilacqua	None

Please retain this supplement with your Statement of Additional Information for future reference.
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